Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2019 and 2018, are summarized as follows:

	2019	2018
Cash on hand	$902	$864
Cash at banks	126,972	123,950
Short-term investments (a)	348,840	154,028
	$476,714	$278,842